Franklin Fund Allocator Series
Statement of Investments (unaudited), August 31, 2020
Franklin Payout 2020 Fund
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds 53.6%
Aerospace & Defense 5.4%
Boeing Co. (The), Senior Note, 1.65%, 10/30/20 .............. United States 100,000 $ 100,067
Lockheed Martin Corp., Senior Note, 2.5%, 11/23/20 ........... United States 20,000 20,065
Raytheon Co., Senior Note, 3.125%, 10/15/20 ................ United States 100,000 100,344
220,476
Banks 2.4%
Bank of America Corp., Senior Note, 2.625%, 10/19/20 ......... United States 100,000 100,313
Beverages 4.9%
Coca-Cola Co. (The), Senior Note, 3.15%, 11/15/20 ........... United States 100,000 100,606
PepsiCo, Inc., Senior Note, 3.125%, 11/01/20 ................ United States 100,000 100,473
201,079
Biotechnology 1.2%
Celgene Corp., Senior Bond, 3.95%, 10/15/20 ................ United States 50,000 50,220
Capital Markets 2.5%
Northern Trust Corp., Senior Note, 3.45%, 11/04/20 ............ United States 100,000 100,552
Consumer Finance 2.5%
Caterpillar Financial Services Corp., Senior Note, 2.5%, 11/13/20 . United States 100,000 100,456
Electric Utilities 3.7%
Alabama Power Co., Senior Note, 3.375%, 10/01/20 ........... United States 100,000 100,247
Exelon Corp., Senior Note, 5.15%, 12/01/20 ................. United States 50,000 50,186
150,433
Electrical Equipment 2.5%
Emerson Electric Co., Senior Bond, 4.25%, 11/15/20 ........... United States 100,000 100,806
Energy Equipment & Services 2.5%
a
Schlumberger Finance Canada Ltd., Senior Note, 144A, 2.2%,
11/20/20 .......................................... United States 100,000 100,387
Food Products 2.5%
Hershey Co. (The), Senior Note, 4.125%, 12/01/20 ............ United States 100,000 100,972
Health Care Equipment & Supplies 0.3%
Becton Dickinson and Co., Senior Note, 3.25%, 11/12/20 ........ United States 14,000 14,068
Health Care Providers & Services 4.9%
Cigna Holding Co., Senior Note, 4.375%, 12/15/20 ............ United States 50,000 50,151
Express Scripts Holding Co., Senior Note, 2.6%, 11/30/20 ....... United States 50,000 50,280
UnitedHealth Group, Inc., Senior Note, 3.875%, 10/15/20 ....... United States 100,000 100,269
200,700
Hotels, Restaurants & Leisure 1.2%
Yum! Brands, Inc., Senior Bond, 3.875%, 11/01/20 ............ United States 50,000 49,931
Household Products 2.5%
Colgate-Palmolive Co., Senior Note, 2.95%, 11/01/20 .......... United States 100,000 100,448
Insurance 6.1%
Berkshire Hathaway Finance Corp., Senior Note, 2.9%, 10/15/20 . United States 100,000 100,328
Prudential Financial, Inc., Senior Note, 4.5%, 11/15/20 ......... United States 50,000 50,441
Travelers Cos., Inc. (The), Senior Note, 3.9%, 11/01/20 ......... United States 100,000 100,618
251,387
Oil, Gas & Consumable Fuels 4.9%
Enterprise Products Operating LLC, Senior Bond, 5.2%, 9/01/20 .. United States 50,000 50,000

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin Payout 2020 Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

See Abbreviations on page 11 .
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
Kinder Morgan Energy Partners LP, Senior Bond, 5.3%, 9/15/20 .. United States 50,000 $ 50,086
TransCanada PipeLines Ltd., Senior Bond, 3.8%, 10/01/20 ...... Canada 100,000 100,274
200,360
Paper & Forest Products 1.2%
a
Georgia-Pacific LLC, Senior Note, 144A, 5.4%, 11/01/20 ........ United States 50,000 50,420
Technology Hardware, Storage & Peripherals 2.4%
Apple, Inc., Senior Note, 2%, 11/13/20 ...................... United States 100,000 100,367
Total Corporate Bonds (Cost $2,186,486) .......................................
2,193,375
Foreign Government and Agency Securities 7.4%
Equinor ASA , Senior Note , 2.9% , 11/08/20 ..................
Norway 100,000 100,499
Inter-American Development Bank , Senior Note , 2.125% , 11/09/20
Supranational
b
100,000 100,352
International Bank for Reconstruction & Development , Senior Note ,
2.125% , 11/01/20 .................................... Supranational
b
100,000 100,309
Total Foreign Government and Agency Securities (Cost $300,172) ................
301,160
U.S. Government and Agency Securities 17.1%
FHLB, 3.125%, 12/11/20 ................................ United States 200,000 201,663
U.S. Treasury Notes ,
2.625%, 11/15/20 .................................... United States 145,000 145,740
2%, 11/30/20 ....................................... United States 145,000 145,670
2.375%, 12/31/20 .................................... United States 205,000 206,528
Total U.S. Government and Agency Securities (Cost $696,431) ....................
699,601
Total Long Term Investments (Cost $3,183,089) .................................
3,194,136
a
Short Term Investments 21.9%
a a
Country Shares
a
Value
a
Money Market Funds 21.9%
c,d
Institutional Fiduciary Trust - Money Market Portfolio, 0% ........ United States 895,822 895,822
Total Money Market Funds (Cost $895,822) .....................................
895,822
Total Short Term Investments (Cost $895,822 ) ..................................
895,822
a
Total Investments (Cost $4,078,911) 100.0% ....................................
$4,089,958
Other Assets, less Liabilities 0.0%
†
............................................
1,269
Net Assets 100.0% ...........................................................
$4,091,227
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At August 31, 2020, the aggregate value of these securities was $150,807, representing 3.7% of net assets.
b
A supranational organization is an entity formed by two or more central governments through international treaties.
c
See Note 4 regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Statement of Investments (unaudited), August 31, 2020
Franklin Payout 2021 Fund
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds 61.0%
Aerospace & Defense 2.4%
Boeing Co. (The) , Senior Note , 2.35% , 10/30/21 ..............
United States 100,000 $ 101,139
Beverages 2.4%
PepsiCo, Inc. , Senior Note , 1.7% , 10/06/21 ..................
United States 100,000 101,435
Biotechnology 2.5%
Gilead Sciences, Inc. , Senior Note , 4.4% , 12/01/21 ............
United States 100,000 103,927
Capital Markets 2.5%
Bank of New York Mellon Corp. (The) , Senior Note , 3.55% , 9/23/21
United States 100,000 103,214
Chemicals 3.5%
Air Products and Chemicals, Inc. , Senior Note , 3% , 11/03/21 .....
United States 100,000 103,079
Ecolab, Inc. , Senior Note , 4.35% , 12/08/21 ..................
United States 40,000 42,024
145,103
Consumer Finance 4.9%
Caterpillar Financial Services Corp. , Senior Note , 1.931% , 10/01/21
United States 100,000 101,795
John Deere Capital Corp. , Senior Note , 3.15% , 10/15/21 ........
United States 100,000 103,348
205,143
Diversified Financial Services 2.5%
Berkshire Hathaway, Inc. , Senior Note , 3.75% , 8/15/21 .........
United States 100,000 103,434
Diversified Telecommunication Services 2.5%
a
Telstra Corp. Ltd. , Senior Bond , 144A , 4.8% , 10/12/21 .......... Australia 100,000 104,682
Electric Utilities 3.6%
Baltimore Gas and Electric Co. , Senior Note , 3.5% , 11/15/21 .....
United States 50,000 51,464
Duke Energy Corp. , Senior Note , 1.8% , 9/01/21 ..............
United States 100,000 101,370
152,834
Electrical Equipment 2.4%
Emerson Electric Co. , Senior Note , 2.625% , 12/01/21 ..........
United States 100,000 102,726
Energy Equipment & Services 2.4%
Halliburton Co. , Senior Note , 3.25% , 11/15/21 ................
United States 100,000 102,508
Food & Staples Retailing 2.4%
Kroger Co. (The) , Senior Note , 2.95% , 11/01/21 ..............
United States 50,000 51,408
Walgreens Boots Alliance, Inc. , Senior Note , 3.3% , 11/18/21 .....
United States 50,000 51,474
102,882
Food Products 1.2%
General Mills, Inc. , Senior Bond , 3.15% , 12/15/21 .............
United States 50,000 51,425
Health Care Providers & Services 2.4%
UnitedHealth Group, Inc. , Senior Note , 3.375% , 11/15/21 .......
United States 100,000 102,915
Hotels, Restaurants & Leisure 2.4%
Marriott International, Inc. , N , Senior Note , 3.125% , 10/15/21 .....
United States 50,000 51,006
Yum! Brands, Inc. , Senior Bond , 3.75% , 11/01/21 .............
United States 50,000 50,681
101,687

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin Payout 2021 Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Industrial Conglomerates 2.5%
General Electric Co. , Senior Note , 4.65% , 10/17/21 ............
United States 100,000 $ 104,571
Insurance 3.7%
a
New York Life Global Funding , Secured Note , 144A , 1.7% , 9/14/21 United States 100,000 101,582
Prudential Financial, Inc. , Senior Note , 4.5% , 11/16/21 .........
United States 50,000 52,459
154,041
Oil, Gas & Consumable Fuels 6.2%
BP Capital Markets plc , Senior Note , 3.561% , 11/01/21 .........
United Kingdom 100,000 103,796
Total Capital SA , Senior Bond , 4.25% , 12/15/21 ...............
France 100,000 105,150
Williams Cos., Inc. (The) , Senior Note , 4% , 11/15/21 ...........
United States 50,000 51,618
260,564
Pharmaceuticals 2.4%
Johnson & Johnson , Senior Note , 2.45% , 12/05/21 ............
United States 100,000 102,829
Road & Rail 1.2%
Norfolk Southern Corp. , Senior Bond , 3.25% , 12/01/21 .........
United States 50,000 51,507
Semiconductors & Semiconductor Equipment 2.5%
Intel Corp. , Senior Bond , 3.3% , 10/01/21 ....................
United States 100,000 103,312
Tobacco 2.5%
Philip Morris International, Inc. , Senior Note , 2.9% , 11/15/21 .....
United States 100,000 103,124
Total Corporate Bonds (Cost $2,503,823) .......................................
2,565,002
Foreign Government and Agency Securities 4.9%
Equinor ASA , Senior Note , 2.75% , 11/10/21 ..................
Norway 100,000 103,161
European Investment Bank , Senior Note , 2.125% , 10/15/21 .....
Supranational
b
100,000 102,179
Total Foreign Government and Agency Securities (Cost $200,050) ................
205,340
U.S. Government and Agency Securities 17.6%
FFCB, 2%, 12/01/21 ................................... United States 200,000 204,631
FHLB, 2.625%, 12/10/21 ................................ United States 200,000 206,388
U.S. Treasury Notes ,
1.875%, 11/30/21 .................................... United States 160,000 163,425
2.125%, 12/31/21 .................................... United States 160,000 164,206
Total U.S. Government and Agency Securities (Cost $720,876) ....................
738,650
Municipal Bonds 2.5%
California 2.5%
State of California, GO, 5.7%, 11/01/21 ..................... United States 100,000 106,420
Total Municipal Bonds (Cost $103,467) .........................................
106,420
Total Long Term Investments (Cost $3,528,216) .................................
3,615,412
a

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin Payout 2021 Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

See Abbreviations on page 11 .
Short Term Investments 13.9%
a a
Country Shares
a
Value
a
Money Market Funds 13.9%
c,d
Institutional Fiduciary Trust - Money Market Portfolio, 0% ........ United States 586,227 $ 586,227
Total Money Market Funds (Cost $586,227) .....................................
586,227
Total Short Term Investments (Cost $586,227 ) ..................................
586,227
a
Total Investments (Cost $4,114,443) 99.9% .....................................
$4,201,639
Other Assets, less Liabilities 0.1% .............................................
1,641
Net Assets 100.0% ...........................................................
$4,203,280
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At August 31, 2020, the aggregate value of these securities was $206,264, representing 4.9% of net assets.
b
A supranational organization is an entity formed by two or more central governments through international treaties.
c
See Note 4 regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Statement of Investments (unaudited), August 31, 2020
Franklin Payout 2022 Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds 64.4%
Aerospace & Defense 4.2%
General Dynamics Corp., Senior Bond, 2.25%, 11/15/22 ........ United States 100,000 $ 103,803
Raytheon Co., Senior Bond, 2.5%, 12/15/22 ................. United States 50,000 52,079
155,882
Air Freight & Logistics 2.8%
United Parcel Service, Inc., Senior Note, 2.45%, 10/01/22 ....... United States 100,000 104,372
Banks 9.8%
Bank of America Corp., Senior Note, 2.503%, 10/21/22 ......... United States 100,000 102,386
Bank of Montreal, Senior Note, 2.55%, 11/06/22 .............. Canada 100,000 104,698
Citigroup, Inc., Senior Note, 2.7%, 10/27/22 ................. United States 50,000 52,323
JPMorgan Chase & Co., Senior Note, 3.25%, 9/23/22 .......... United States 100,000 105,812
365,219
Biotechnology 1.4%
AbbVie, Inc., Senior Note, 2.9%, 11/06/22 ................... United States 50,000 52,628
Consumer Finance 5.6%
American Express Co., Senior Note, 2.65%, 12/02/22 .......... United States 100,000 104,999
Caterpillar Financial Services Corp., Senior Note, 2.55%, 11/29/22 United States 100,000 104,954
209,953
Diversified Telecommunication Services 1.4%
Verizon Communications, Inc., Senior Note, 2.45%, 11/01/22 ..... United States 50,000 51,881
Electric Utilities 1.4%
AEP Texas, Inc., Senior Note, 2.4%, 10/01/22 ................ United States 50,000 51,821
Energy Equipment & Services 2.8%
a
Schlumberger Finance Canada Ltd., Senior Note, 144A, 2.65%,
11/20/22 .......................................... United States 100,000 103,854
Entertainment 2.8%
TWDC Enterprises 18 Corp., Senior Note, 2.35%, 12/01/22 ...... United States 100,000 104,327
Equity Real Estate Investment Trusts (REITs) 1.4%
Realty Income Corp., Senior Note, 3.25%, 10/15/22 ........... United States 50,000 52,621
Food & Staples Retailing 2.8%
Walmart, Inc., Senior Note, 2.35%, 12/15/22 ................. United States 100,000 104,674
Health Care Providers & Services 2.8%
UnitedHealth Group, Inc., Senior Note, 2.375%, 10/15/22 ....... United States 100,000 104,372
Household Products 2.8%
Colgate-Palmolive Co., Senior Note, 2.25%, 11/15/22 .......... United States 100,000 104,498
Insurance 8.4%
a
MassMutual Global Funding II, Senior Secured Note, 144A, 2.5%,
10/17/22 .......................................... United States 100,000 104,565
MetLife, Inc., Senior Bond, 1.564%, 12/15/22 ................ United States 100,000 106,069
a
Swiss Re Treasury US Corp., Senior Note, 144A, 2.875%, 12/06/22 Switzerland 100,000 102,875
313,509
IT Services 4.2%
Fiserv, Inc., Senior Note, 3.5%, 10/01/22 .................... United States 50,000 52,683
International Business Machines Corp., Senior Note, 2.875%,
11/09/22 .......................................... United States 100,000 105,627
158,310

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin Payout 2022 Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Multi-Utilities 1.4%
Public Service Enterprise Group, Inc., Senior Note, 2.65%, 11/15/22 United States 50,000 $ 52,307
Oil, Gas & Consumable Fuels 2.8%
a
APT Pipelines Ltd., Senior Note, 144A, 3.875%, 10/11/22 ....... Australia 50,000 52,581
ONEOK Partners LP, Senior Bond, 3.375%, 10/01/22 .......... United States 50,000 52,113
104,694
Professional Services 1.4%
Equifax, Inc., Senior Note, 3.3%, 12/15/22 ................... United States 50,000 52,684
Technology Hardware, Storage & Peripherals 1.4%
NetApp, Inc., Senior Note, 3.25%, 12/15/22 .................. United States 50,000 51,979
Tobacco 2.8%
Philip Morris International, Inc., Senior Note, 2.5%, 11/02/22 ..... United States 100,000 104,403
Total Corporate Bonds (Cost $2,290,105) .......................................
2,403,988
Foreign Government and Agency Securities 5.6%
International Bank for Reconstruction & Development , Senior Note ,
1.875% , 10/07/22 .................................... Supranational
b
100,000 103,474
International Finance Corp. , Senior Note , 2% , 10/24/22 .........
Supranational
b
100,000 103,741
Total Foreign Government and Agency Securities (Cost $197,362) ................
207,215
U.S. Government and Agency Securities 17.8%
FHLB ,
1.875%, 12/09/22 .................................... United States 150,000 155,668
2.5%, 12/09/22 ..................................... United States 150,000 157,728
U.S. Treasury Notes ,
1.625%, 11/15/22 .................................... United States 170,000 175,572
2%, 11/30/22 ....................................... United States 170,000 177,105
Total U.S. Government and Agency Securities (Cost $631,430) ....................
666,073
Asset-Backed Securities 4.2%
Banks 1.4%
Capital One Multi-Asset Execution Trust , 2017-A6 , A6 , 2.29% ,
7/15/25 ........................................... United States 50,000 52,018
Consumer Finance 2.8%
American Express Credit Account Master Trust , 2017-7 , A , 2.35% ,
5/15/25 ........................................... United States 100,000 104,286
Total Asset-Backed Securities (Cost $147,176) ..................................
156,304
Total Long Term Investments (Cost $3,266,073) .................................
3,433,580
a

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin Payout 2022 Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

See Abbreviations on page 11 .
Short Term Investments 8.2%
a a
Country Shares
a
Value
a
Money Market Funds 8.2%
c,d
Institutional Fiduciary Trust - Money Market Portfolio, 0% ........ United States 305,987 $ 305,987
Total Money Market Funds (Cost $305,987) .....................................
305,987
Total Short Term Investments (Cost $305,987 ) ..................................
305,987
a
Total Investments (Cost $3,572,060) 100.2% ....................................
$3,739,567
Other Assets, less Liabilities (0.2)% ...........................................
(8,641)
Net Assets 100.0% ...........................................................
$3,730,926
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At August 31, 2020, the aggregate value of these securities was $363,875, representing 9.8% of net assets.
b
A supranational organization is an entity formed by two or more central governments through international treaties.
c
See Note 4 regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series

Notes to Statements of Investments (unaudited)
1. Organization
Franklin Fund Allocator Series (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of twenty-four separate funds, three of which are included in this report (Funds)
and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.
4. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended July 31, 2020, investments in affiliated management investment companies were as follows:

Franklin Fund Allocator Series
Notes to Statements of Investments (unaudited)

5. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
 A summary of inputs used as of July 31, 2020, in valuing the Funds’ assets carried at fair value, is as follows:
a
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a a a a a a a a a
Franklin Payout 2020 Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $346,505 $573,648 $(24,331) $ — $ — $ 895,822 895,822 $ —
Total Affiliated Securities .... $346,505 $573,648 $(24,331) $— $— $895,822 $—
Franklin Payout 2021 Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $512,564 $97,902 $(24,239)
$
—
$
— 586,227 586,227 —
Total Affiliated Securities .... $512,564 $97,902 $(24,239) $— $— $586,227 $—
Franklin Payout 2022 Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $182,752 $144,078 $(20,843)
$
—
$
— 305,987 305,987 —
Total Affiliated Securities .... $182,752 $144,078 $(20,843) $— $— $305,987 $—
Level 1 Level 2 Level 3 Total
Franklin Payout 2020 Fund
Assets:
Investments in Securities:
a
Corporate Bonds ........................ $ — $ 2,193,375 $ — $ 2,193,375
Foreign Government and Agency Securities .... — 301,160 — 301,160
U.S. Government and Agency Securities ....... — 699,601 — 699,601
4. Investments in Affiliated Management Investment Companies
(continued)

Franklin Fund Allocator Series
Notes to Statements of Investments (unaudited)

6. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.
Level 1 Level 2 Level 3 Total
Franklin Payout 2020 Fund (continued)
Assets:
Investments in Securities:
a
Short Term Investments ................... $ 895,822 — — $ 895,822
Total Investments in Securities ........... $895,822 $3,194,136 $— $4,089,958
Franklin Payout 2021 Fund
Assets:
Investments in Securities:
a
Corporate Bonds ........................ $ — $ 2,565,002 $ — $ 2,565,002
Foreign Government and Agency Securities .... — 205,340 — 205,340
U.S. Government and Agency Securities ....... — 738,650 — 738,650
Municipal Bonds ......................... — 106,420 — 106,420
586,227 — — 586,227
Total Investments in Securities ........... $586,227 $3,615,412 $— $4,201,639
Franklin Payout 2022 Fund
Assets:
Investments in Securities:
a
Corporate Bonds ........................ $ — $ 2,403,988 $ — $ 2,403,988
Foreign Government and Agency Securities .... — 207,215 — 207,215
U.S. Government and Agency Securities ....... — 666,073 — 666,073
Asset-Backed Securities .................. — 156,304 — 156,304
305,987 — — 305,987
Total Investments in Securities ........... $305,987 $3,433,580 $— $3,739,567
a
For detailed categories, see the accompanying Statement of Investments.
Selected Portfolio
FFCB Federal Farm Credit Banks Funding Corp.
FHLB Federal Home Loan Banks
GO General Obligation
5. Fair Value Measurements
(continued)
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.